Accounts payable and other liabilities - Schedule of accounts payable and other liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Payables And Accruals [Abstract]
Total	$ 220,991	$ 211,841